Annual Fund Operating Expenses - AST Academic Strategies Asset Allocation Portfolio - No Share Class	Apr. 26, 2021
Operating Expenses:
Management Fees	0.62%
+ Distribution and/or Service Fees (12b-1 Fees)	0.13%
Dividend Expenses on Short Sales	0.03%
Broker Fees and Expenses on Short Sales	0.01%
Remainder of Other Expenses	0.04%
+ Acquired Fund Fees & Expenses	0.49%
= Total Annual Portfolio Operating Expenses	1.32%
- Fee Waiver and/or Expense Reimbursement	(0.01%)
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.31%	[1]

[1]	The Manager has contractually agreed to waive 0.007% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.